Revenues	12 Months Ended
Mar. 31, 2020
Revenues
Revenues

16           Revenues

The Group’s revenues are primarily derived from the provision of umbilical cord blood processing and storage services.

Since the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group’s revenues by category are as follows:

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Cord blood processing fees	604,502	592,123	759,493	107,261
Cord blood storage fees	325,209	385,781	451,670	63,788
Fees derived from the provision of donated cord blood for transplantation and research and others	7,057	8,850	10,297	1,454
Total revenues	936,768	986,754	1,221,460	172,503